Other Debt Securities - Summary of Other Debt Securities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	$ 46,881,489	$ 86,811,780
Debt Securities of Financial Trust provisional Best Consumer Finance	17,631,926	12,538,954
TOTAL OTHER DEBT SECURITIES	64,513,415	99,350,734
Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	479,070	930,312
Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	470,300	1,167,429
Debt Securities of Financial Trust provisional Best Consumer Finance	14,918,384	12,534,725
Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	45,932,119	84,714,039
Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	2,713,542	4,229
US Treasury Bill - Maturity: 01-03-2019 [member] | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		348,942
US Treasury Bill - Maturity: 01-02-2019 [member] | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		290,803
US Treasury Bill - Maturity: 01-15-2019 [member] | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		290,567
Discount bonds denominated in pesos at 5.83% - Maturity: 12-31-2033 [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	321,426	241,581
International bonds of the Argentina Republic in US dollars at 7.125 - Maturity: 06-28-2117 [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		125,571
Other [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	48,787
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-04-2019 [member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		23,915,050
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-08-2019 [member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		21,209,382
Liquidity letters of Central Bank of Argentina in pesos - Maturity 01-02-2019 [member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		19,082,381
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-03-2019 [member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		12,193,156
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-07-2019 [member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		8,314,070
Federal government bonds in pesos - Fixed rate 26% - Maturity: 11-21-2020 [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	7,973,994	12,293,144
Other private securities [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	1,560,751	4,229
National treasury bills coupon capitalized in pesos Maturity: 02-26-2020 [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	1,502,176
National treasury bills capitalized in pesos—Maturity: 11-15-2019 [Member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	1,437,896
National treasury bills capitalized in pesos—Maturity: 05-29-2020 [Member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	1,222,188
National treasury bills coupon capitalized in pesos—Maturity: 03-11-2020 [Member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	883,292
National treasury bills capitalized in pesos—Maturity: 10-31-2019 [Member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	753,407
National treasury bills capitalized in pesos—Maturity:10-11-2019 [Member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	385,400
National treasury bills capitalized in pesos—Maturity: 07-31-2020 [Member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	230,388
Federal government treasury bonds adjustment by CER—Maturity: 08-30-2019 [Member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	159,430
Debt Securities in Financial Trusts Megabono Series 214 Class A—Maturity: 09-28-2020 [Member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	294,978
Debt Securities in Financial Trusts Garbarino Series 153 Class A—Maturity: 06-10-2020 [Member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	121,009
Corporate Bonds Banco Galicia S.A. Class 005 Series 001 -Maturity: 04-26-2020 [Member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	119,827
Debt Securities in Financial Trusts Secubono Series 192 Class A—Maturity: 07-28-2020 [Member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	96,583
Corporate Bonds YPF Class 017 -Maturity: 04-30-2020 [Member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	94,884
Debt Securities in Financial Trusts Secubono Series 194 Class A—Maturity: 08-28-2020 [Member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	91,774
Corporate Bonds Volkswagen Financial Services Class 004 -Maturity: 02-27-2020 [Member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	89,868
Debt Securities in Financial Trusts Secubono Series 193 Class A—Maturity: 07-28-2020 [Member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	88,588
Debt Securities in Financial Trusts Secubono Series 195 Class A—Maturity: 10-28-2020 [Member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	80,463
Corporate Bonds Province of Buenos Aires Bank Class 012 -Maturity: 02-15-2020 [Member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	74,817
Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
TOTAL OTHER DEBT SECURITIES	36,988,036	65,602,398
Level 1 [member] | US Treasury Bill - Maturity: 01-07-2020 [member] | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	479,070
Level 1 [member] | Federal government bonds in US dollars at 8.75% - Maturity: 05-07-2024 [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	386,445	816,580
Level 1 [member] | Discount bonds denominated in pesos at 5.83% - Maturity: 12-31-2033 [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	83,855	225,278
Level 1 [member] | Liquidity letters of Central Bank of Argentina in pesos—Maturity: 01-03-2020 [Member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	14,782,386
Level 1 [member] | Liquidity letters of Central Bank of Argentina in pesos—Maturity: 01-07-2020 [Member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	11,308,111
Level 1 [member] | Liquidity letters of Central Bank of Argentina in pesos—Maturity: 01-06-2020 [Member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	7,955,921
Level 1 [member] | Liquidity letters of Central Bank of Argentina in pesos—Maturity: 01-02-2020 [Member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	1,992,248
Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
TOTAL OTHER DEBT SECURITIES	9,893,453	$ 21,209,382
Level 2 [member] | Liquidity letters of Central Bank of Argentina in pesos—Maturity: 01-08-2020 [Member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	$ 9,893,453